Consolidated Statements of Changes in Shareholder's Equity	CNY (¥)	USD ($)	Class A and B Ordinary Shares [Member] CNY (¥) shares	Treasury Stock [Member] CNY (¥)	Additional Paid-in Capital [Member] CNY (¥)	Accumulated Other Comprehensive Loss/ Foreign Currency Translation Adjustment [Member] CNY (¥)	Retained earnings/ (accumulated deficit) [Member] CNY (¥)	Total Qudian Inc. shareholders' equity CNY (¥)	Non-controlling interests CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained earnings/ (accumulated deficit) [Member] CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment [Member] Total Qudian Inc. shareholders' equity CNY (¥)
Beginning Balance at Dec. 31, 2018	¥ 10,820,613,256		¥ 205,278	¥ (362,130,324)	¥ 6,160,445,929	¥ (44,858,239)	¥ 5,066,950,612	¥ 10,820,613,256
Beginning balance, Number of shares at Dec. 31, 2018 | shares			296,444,088
Canceled Shares			¥ (30,918)	2,087,241,398	(2,087,210,480)
Repurchase of ordinary shares, value	(2,087,241,398)			(2,087,241,398)				(2,087,241,398)
Repurchase of ordinary shares, Number of shares | shares			(44,343,126)
Vesting of share options held by Share Based Payment Trust			¥ 702		(702)
Vesting of share options held by Share Based Payment Trust, Number of shares | shares			1,037,500
Exercise of share options	4,322		¥ 412		3,910			4,322
Exercise of share options, Number of shares | shares			591,564
Share-based compensation (Note 20)	87,299,053				87,299,053			87,299,053
Purchase of capped call option shares, value	(192,804,602)				(192,804,602)			(192,804,602)
Other comprehensive income (loss)	31,893,073					31,893,073		31,893,073
Net income	3,264,287,925						3,264,287,925	3,264,287,925
Ending Balance at Dec. 31, 2019	11,924,051,629		¥ 175,474	(362,130,324)	3,967,733,108	(12,965,166)	8,331,238,537	11,924,051,629
Ending balance, Number of shares at Dec. 31, 2019 | shares			253,730,026
Issuance of shares by the Company's subsidiary	10,000,000								¥ 10,000,000
Repurchase of ordinary shares, value	(15,528,092)			(15,528,092)				(15,528,092)
Repurchase of ordinary shares, Number of shares | shares			(1,495,291)
Vesting of share options held by Share Based Payment Trust			¥ 389		(389)
Vesting of share options held by Share Based Payment Trust, Number of shares | shares			562,500
Exercise of share options	431		¥ 25	6,107,285	(6,106,879)			431
Exercise of share options, Number of shares | shares			207,963
Share-based compensation (Note 20)	45,633,820				45,633,820			45,633,820
Other comprehensive income (loss)	(38,454,600)					(38,454,600)		(38,454,600)
Net income	958,818,661						958,818,661	958,818,661
Ending Balance at Dec. 31, 2020	11,909,843,851		¥ 175,888	(371,551,131)	4,007,259,660	(51,419,766)	8,315,379,200	11,899,843,851	10,000,000
Ending balance, Number of shares at Dec. 31, 2020 | shares			253,005,198
Adjustments due to the adoption										¥ (974,677,998)	¥ (974,677,998)	¥ (974,677,998)
Exercise of share options	1,240		¥ 0	25,230,547	(25,229,307)			1,240
Exercise of share options, Number of shares | shares			729,625
Share-based compensation (Note 20)	35,344,620				35,344,620			35,344,620
Other comprehensive income (loss)	(7,577,408)	$ (1,189,061)				(7,577,408)		(7,577,408)
Net income	585,926,978	91,944,729					589,074,078	589,074,078	(3,147,100)
Ending Balance at Dec. 31, 2021	¥ 12,523,539,281	$ 1,965,216,597	¥ 175,888	¥ (346,320,584)	¥ 4,017,374,973	¥ (58,997,174)	¥ 8,904,453,278	¥ 12,516,686,381	¥ 6,852,900
Ending balance, Number of shares at Dec. 31, 2021 | shares			253,734,823